Income Tax - Schedule of the Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets, net:
Net operating loss carryforwards	$ 137
Less: valuation allowance	(137)		$ (140)
Deferred tax assets, net